Contents of Significant Accounts - Expected Future Benefit Payments (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2023 TWD ($)
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 5,025,532
Not later than one year [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	596,934
Later than one year and not later than two years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	529,837
Later than two years and not later than three years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	486,833
Later than three years and not later than four years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	465,919
Later than four years and not later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	434,293
Later than five years [member]
Disclosure of defined benefit plans [line items]
Expected future benefit payments	$ 2,511,716